Jacob Forward ETF
Schedule of Investments (+)
May 31, 2022 (Unaudited)

Shares			Value
		COMMON STOCKS - 99.9%
		Biological Products (No Diagnostic Substances) - 9.8%
19,342		Aerie Pharmaceuticals, Inc. *	$100,191
1,204		Beam Therapeutics, Inc. *	42,357
898		CRISPR Therapeutics AG *^	52,129
1,175		Krystal Biotech, Inc. *	69,184
2,099		Twist Bioscience Corp. *	71,450
			335,311
		Business Services - 10.1%
6,637		OptimizeRx Corp. *	169,774
4,370		Zillow Group, Inc. - Class C *	174,363
			344,137
		Catalog & Mail-Order Houses - 1.2%
429		Alibaba Group Holding Ltd. - ADR *^	41,205
		Computer Peripheral Equipment - 3.1%
2,273		Impinj, Inc. *	106,400
		Computer Programming Services - 3.5%
3,451		Doximity, Inc. - Class A *	120,750
		Computer Programming, Data Processing, Etc. - 5.8%
7		Alphabet, Inc. - Class C *	15,965
702		MongoDB, Inc. *	166,480
409		Twitter, Inc. *	16,196
			198,641
		Industrial Organic Chemicals - 6.1%
18,630		Amyris, Inc. *	47,507
14,941		Codexis, Inc. *	159,570
			207,077
		Medical Laboratories - 4.3%
4,677		CareDx, Inc. *	117,627
4,555		DermTech, Inc. *	30,245
			147,872
		Miscellaneous Amusement & Recreation - 2.4%
6,150		DraftKings, Inc. *	83,333
		Nonstore Retailers - 2.6%
16,164		Rover Group, Inc. *	87,609
		Patent Owners & Lessors - 4.9%
6,621		Digital Turbine, Inc. *	168,372
		Pharmaceutical Preparations - 9.8%
660		Apellis Pharmaceuticals, Inc. *	27,357
1,485		Arcturus Therapeutics Holdings, Inc. *	29,522
32,813		Heron Therapeutics, Inc. *	108,282
7,200		Ideaya Biosciences, Inc. *	80,280
3,419		Schrodinger, Inc. *	88,346
			333,787
		Prepackaged Software - 19.9%
1,762		Block, Inc. *	154,193
1,910		Cloudflare, Inc. - Class A *	106,960
19,166		Cvent Holding Corp. *	102,155
19,970		Porch Group, Inc. *	82,276
1,524		Twilio, Inc. - Class A*	160,279
13,057		WM Technology, Inc. *	73,772
			679,635
		Security Brokers, Dealers & Flotation Companies - 4.3%
54,545		Voyager Digital Ltd. *	147,272
		Semiconductors & Related Devices - 0.3%
280		CEVA, Inc. *	10,100
		State Commercial Banks - 5.4%
2,330		Silvergate Capital Corp. - Class A *	182,905
		Surgical and Medical Instruments and Apparatus - 6.4%
28,654		Alphatec Holdings, Inc. *	220,063
		TOTAL COMMON STOCKS (Cost $6,645,581)	3,414,469

		MONEY MARKET FUND - 0.1%
3,868		First American Government Obligations Fund - Class X, 0.66% (a)	3,868
		TOTAL MONEY MARKET FUND (Cost $3,868)	3,868

		TOTAL INVESTMENTS (Cost $6,649,449) - 100.0%	3,418,337
		LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(606)
		TOTAL NET ASSETS - 100.0%	$3,417,731

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.
	(a)	7-day yield.

Jacob Forward ETF Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Forward ETF (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Prepackaged Software	$679,635	$-	$-	$679,635
Business Services	344,137	-	-	344,137
Biological Products (No Diagnostic Substances)	335,311	-	-	335,311
Pharmaceutical Preparations	333,787	-	-	333,787
Surgical and Medical Instruments and Apparatus	220,063	-	-	220,063
Industrial Organic Chemicals	207,077	-	-	207,077
Computer Programming, Data Processing, Etc.	198,641	-	-	198,641
State Commercial Banks	182,905	-	-	182,905
Patent Owners & Lessors	168,372	-	-	168,372
Medical Laboratories	147,872	-	-	147,872
Security Brokers, Dealers & Flotation Companies	147,272	-	-	147,272
Computer Programming Services	120,750	-	-	120,750
Computer Peripheral Equipment	106,400	-	-	106,400
Nonstore Retailers	87,609	-	-	87,609
Miscellaneous Amusement & Recreation	83,333	-	-	83,333
Catalog & Mail-Order Houses	41,205	-	-	41,205
Semiconductors & Related Devices	10,100	-	-	10,100
Total Common Stocks	3,414,469	-	-	3,414,469

Short Term Investment
Money Market Fund	3,868	-	-	3,868

Total Investments in Securities	$3,418,337	$-	$-	$3,418,337